CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013
Expenses
Professional fees	$ 8,291	$ 60,561	$ 10,829	$ 90,528
Consulting fees	4,417	3,418	28,971	22,704
General & administration	7,080	14,879	18,156	16,606
Depreciation		543		543
Total operating expenses	19,788	79,401	57,956	130,381
Loss from operations	(19,788)	(79,401)	(57,956)	(130,381)
Other item	(3,044)	(160)	(3,044)	(160)
Net loss for the period	(22,832)	(79,561)	(61,000)	(130,541)
Other comprehensive income
Foreign currency adjustment	(7,674)	434	23,626	665
Comprehensive Loss	$ (30,506)	$ (79,127)	$ (37,374)	$ (129,876)
Basic and diluted income loss per share	$ 0.000	$ (0.001)	$ 0.000	$ (0.002)
Weighted average number of shares outstanding	173,716,000	78,616,000	173,716,000	66,157,667